UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2013

Date of reporting period:	12/31/2012

Item 1. Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2012

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—107.6%
EQUITIES

CHINA (INCLUDING HONG KONG)—43.1%
738,200	AIA Group Ltd.	$2,927,949
	(Diversified Financials)
115,000	Cheung Kong Holdings Ltd.	1,789,332
	(Real Estate-Developers)
4,430,000	China Construction Bank Corp. (Class “H” Shares)	3,620,249
	(Banking)
1,095,000	China Machinery Engineering Corp. * (Class “H” Shares)	898,508
	(Industrials)
1,078,000	China Overseas Land & Investment Ltd.	3,277,583
	(Real Estate-Developers)
1,043,000	China Pacific Insurance Group Co. Ltd. (Class “H” Shares)	3,932,634
	(Insurance)
3,266,000	China Petroleum & Chemical Corp. (Class “H” Shares)	3,760,062
	(Energy)
1,463,000	China Railway Construction Corp. Ltd. (Class “H” Shares)	1,692,456
	(Industrials)
563,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	2,524,096
	(Energy)
766,200	Chow Tai Fook Jewellery Group Ltd.	1,247,823
	(Consumer Discretionary)
1,189,000	CITIC Securities Co. Ltd. (Class “H” Shares)	3,059,281
	(Diversified Financials)
2,154,000	CSR Corp. Ltd. (Class “H” Shares)	1,917,911
	(Industrials)
252,000	Henderson Land Development Co. Ltd.	1,804,121
	(Real Estate-Developers)
2,552,000	Huaneng Power International, Inc. (Class “H” Shares)	2,384,023
	(Utilities)
5,931,000	Industrial & Commercial Bank of China Ltd. (Class “H” Shares)	4,280,858
	(Banking)
682,000	Jiangxi Copper Co. Ltd. (Class “H” Shares)	1,837,176
	(Materials)
1,914,000	Lenovo Group Ltd.	1,764,823
	(Information Technology)
494,000	PICC Property & Casualty Co. Ltd. (Class “H” Shares)	705,564
	(Insurance)
401,600	Sands China Ltd.	1,795,419
	(Consumer Discretionary)
1,772,500	Shimao Property Holdings Ltd.	3,421,637
	(Real Estate-Developers)
1,348,000	Sino Biopharmaceutical	650,046
	(Healthcare)
88,000	Sun Hung Kai Properties Ltd.	1,334,541
	(Real Estate-Developers)
57,200	Tencent Holdings Ltd.	1,875,972
	(Information Technology)
224,000	Wharf Holdings Ltd.	1,785,218
	(Real Estate-Developers)

		54,287,282

INDIA—9.0%
71,539	Axis Bank Ltd.	1,797,486
	(Banking)
46,859	Bajaj Auto Ltd.	1,833,125
	(Consumer Discretionary)
29,375	Dr. Reddy’s Laboratories Ltd.	986,798
	(Healthcare)
123,016	HDFC Bank Ltd.	1,533,631
	(Banking)
93,962	Housing Development Finance Corp.	1,435,439
	(Diversified Financials)

94,567	ICICI Bank Ltd.	1,979,014
	(Banking)
64,429	Maruti Suzuki India Ltd.	1,765,478
	(Consumer Discretionary)

		11,330,971

INDONESIA—5.9%
2,097,000	PT Astra International Tbk	1,661,134
	(Consumer Discretionary)
24,219,454	PT Kalbe Farma Tbk	2,669,065
	(Healthcare)
1,852,500	PT Mitra Adiperkasa Tbk	1,280,334
	(Consumer Discretionary)
880,000	PT United Tractors Tbk	1,815,274
	(Industrials)

		7,425,807

MALAYSIA—1.5%
547,400	Axiata Group Bhd	1,183,993
	(Telecommunication Services)
737,984	Sapurakencana Petroleum Bhd*	765,219
	(Energy)

		1,949,212

PHILIPPINES—1.0%
209,730	Jollibee Foods Corp.	520,973
	(Consumer Discretionary)
291,800	Metropolitan Bank & Trust	726,505
	(Banking)

		1,247,478

SINGAPORE—4.2%
985,000	CapitaLand Ltd.	3,031,941
	(Real Estate-Developers)
244,210	Keppel Corp. Ltd.	2,230,019
	(Industrials)

		5,261,960

SOUTH KOREA—18.9%
7,435	Lotte Chemical Corp.*	1,732,154
	(Materials)
8,700	Hyundai Mobis*	2,360,389
	(Consumer Discretionary)
10,064	Hyundai Motor Co.	2,074,635
	(Consumer Discretionary)
48,676	KB Financial Group, Inc.*	1,738,652
	(Banking)
2,222	Korea Zinc Co. Ltd.*	849,373
	(Materials)
20,121	LG Corp.	1,232,606
	(Industrials)
31,500	LG Display Co. Ltd.*	929,104
	(Information Technology)
6,528	Samsung Electronics Co. Ltd.	9,379,429
	(Information Technology)
34,500	Samsung Heavy Industries Co. Ltd.	1,260,567
	(Industrials)
93,870	SK Hynix, Inc.*	2,282,901
	(Information Technology)

		23,839,810

SRI LANKA—0.9%
728,273	Sampath Bank PLC	1,143,451
	(Banking)

TAIWAN—18.4%
156,000	Asustek Computer, Inc.	1,766,603
	(Information Technology)
6,527,000	AU Optronics Corp.	2,961,891
	(Information Technology)
785,405	Chicony Electronics Co. Ltd.	1,831,478
	(Information Technology)
486,000	Delta Electronics, Inc.	1,791,119
	(Information Technology)
81,400	Formosa International Hotels Corp.	1,098,473
	(Consumer Discretionary)

509,000	Hon Hai Precision Industry Co. Ltd.	1,575,518
	(Information Technology)
128,000	HTC Corp.	1,337,010
	(Information Technology)
258,670	MediaTek, Inc.	2,893,762
	(Information Technology)
376,550	Merida Industry Co. Ltd.	1,690,872
	(Consumer Discretionary)
728,000	Ruentex Industries Ltd.	1,818,776
	(Consumer Discretionary)
1,069,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,575,603
	(Information Technology)
494,340	Uni-President Enterprises Corp.	910,673
	(Consumer Staples)

		23,251,778

THAILAND—4.7%
171,200	Bangkok Bank PCL	1,174,527
	(Banking)
1,636,300	Bangkok Chain Hospital PCL	484,097
	(Healthcare)
2,125,680	Home Product Center PCL	875,566
	(Consumer Discretionary)
2,411,600	Minor International PCL	1,545,190
	(Consumer Discretionary)
1,237,000	Sino Thai Engineering & Construction PCL	1,101,937
	(Industrials)
1,315,600	Supalai PCL	761,233
	(Real Estate-Developers)

		5,942,550

	Total long-term investments (cost $110,187,794)	135,680,299

SHORT-TERM INVESTMENTS—2.1%
MONEY MARKET MUTUAL FUND
UNITED STATES
2,614,063	JPMorgan Prime Money Market Fund/Premier (cost $2,614,063)	2,614,063

	Total Investments—109.7% (cost $112,801,857)(a)	138,294,362
	Liabilities in excess of other assets(b)—(9.7%)	(12,178,711)

	Net Assets—100.0%	$126,115,651

The following annotation is used in the Portfolio of Investments:

MSCI—Morgan Stanley Capital International

*	Non income producing security.
(a)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$113,559,721	$24,914,327	$(179,686)	$24,734,641

The difference between book basis and tax basis is attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

(b)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Depreciation(1)
	Short Positions:
243	MSCI Taiwan Stock Index	Jan. 2013	$6,526,336	$6,682,500	$(156,164)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$898,508	$53,388,774	$—
India	—	11,330,971	—
Indonesia	—	7,425,807	—
Malaysia	—	1,949,212	—
Philippines	520,973	726,505	—
Singapore	—	5,261,960	—
South Korea	—	23,839,810	—
Sri Lanka	1,143,451	—	—
Taiwan	—	23,251,778	—
Thailand	4,768,023	1,174,527	—
Money Market Mutual Fund	2,614,063	—	—
Other Financial Instruments*
Futures	(156,164)	—	—

Total	$9,788,854	$128,349,344	$—

Fair value of Level 2 investments at 3/31/2012 was $10,487. Included in Level 2 securities at 12/31/2012 are certain securities that were held at 3/31/2012, which were transferred from Level 1 to Level 2 as a result of fair valuing these and certain other foreign securities using third-party vendor modeling tools. The value at 3/31/2012 of the securities transferred was $46,967,830. Such fair values are used to reflect the impact of significant market movements between the time at which the Fund values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Information Technology	26.9%
Consumer Discretionary	17.1
Banking	14.3
Real Estate-Developers	13.7
Industrials	9.6
Diversified Financials	5.9
Energy	5.6
Healthcare	3.8
Insurance	3.7
Materials	3.5
Money Market Fund	2.1
Utilities	1.9
Telecommunication Services	0.9
Consumer Staples	0.7

109.7
Liabilities in excess of other assets	(9.7)

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to the Manager, Baring Asset Management (Asia) Limited, through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (such as futures contracts and rights offerings), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date February 26, 2013

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 26, 2013

*	Print the name and title of each signing officer under his or her signature.